Minimum Committed Revenue - Committed Time Charter Revenues (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 65,472
2021	29,312
2022	14,600
2023	14,600
2024	14,600
Thereafter	8,400
Total	$ 146,984